PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property And Equipment Details
Furniture	$ 53,790	$ 31,539
Equipment	2,367,605	26,022
Leasehold improvements	3,468,243	10,400
Subtotal	5,889,638	67,961
Less accumulated depreciation	(442,895)	(46,592)
Total	$ 5,446,743	$ 21,369